UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                      Oppenheimer New Jersey Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

          Date of reporting period: AUGUST 1, 2004 - JANUARY 31, 2005



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements                                                     18.8%
--------------------------------------------------------------------------------
Higher Education                                                        12.2
--------------------------------------------------------------------------------
Sales Tax Revenue                                                       11.2
--------------------------------------------------------------------------------
Airlines                                                                 7.7
--------------------------------------------------------------------------------
Hospital/Health Care                                                     6.1
--------------------------------------------------------------------------------
Pollution Control                                                        5.7
--------------------------------------------------------------------------------
Adult Living Facilities                                                  5.5
--------------------------------------------------------------------------------
Electric Utilities                                                       5.4
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                               4.9
--------------------------------------------------------------------------------
Water Utilities                                                          3.7
--------------------------------------------------------------------------------

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on total value of investments.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CREDIT ALLOCATION

[PIE CHART]
AAA                      19.4%
AA                        2.0
A                        11.0
BBB                      50.7
BB                        2.4
B                         5.5
CCC                       2.2
Not Rated                 6.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent S & P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------


Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER NEW JERSEY MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion.
Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------


FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------


the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (8/1/04)         (1/31/05)      JANUARY 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,104.10       $3.97
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,021.37        3.82
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,099.80        8.05
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,017.50        7.74
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,099.80        8.00
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,017.55        7.69

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.75%
------------------------
Class B        1.52
------------------------
Class C        1.51

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                     COUPON            MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--102.2%
---------------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY--89.6%
$    1,970,000    Camden County Improvement Authority
                  (Cooper Health System)                                            6.000%         02/15/2027       $  2,048,386
---------------------------------------------------------------------------------------------------------------------------------
        15,000    Collingswood GO                                                   5.875          07/15/2018             15,433
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Delaware River Port Authority PA/NJ                               5.400          01/01/2016          1,046,390
---------------------------------------------------------------------------------------------------------------------------------
     5,170,000    Delaware River Port Authority PA/NJ 1                             5.500          01/01/2026          5,418,160
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000    Garden State Preservation Trust
                  (Open Space & Farmland Preservation) 1                            5.800          11/01/2023          2,259,180
---------------------------------------------------------------------------------------------------------------------------------
        20,000    Gloucester County Improvement Authority
                  (Governmental Leasing Program)                                    5.900          04/01/2007             20,122
---------------------------------------------------------------------------------------------------------------------------------
         5,000    Gloucester County Utilities Authority                             5.125          01/01/2013              5,011
---------------------------------------------------------------------------------------------------------------------------------
       725,000    Higher Education Student Assistance Authority
                  Student Loan                                                      6.000          06/01/2015            732,874
---------------------------------------------------------------------------------------------------------------------------------
     3,755,000    Hudson County Improvement Authority (Koppers Site)                6.125          01/01/2029          3,690,940
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Hudson County Solid Waste Improvement Authority                   6.000          01/01/2029            991,660
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000    Middlesex County Pollution Control Authority
                  (Amerada Hess Corp.)                                              6.050          09/15/2034          2,623,400
---------------------------------------------------------------------------------------------------------------------------------
        35,000    New Brunswick Hsg. & Urban Devel. Authority                       5.500          08/01/2011             35,436
---------------------------------------------------------------------------------------------------------------------------------
        50,000    New Brunswick Hsg. & Urban Devel. Authority                       5.750          07/01/2024             50,145
---------------------------------------------------------------------------------------------------------------------------------
       135,000    NJ EDA (American Airlines)                                        7.100          11/01/2031             98,087
---------------------------------------------------------------------------------------------------------------------------------
       255,000    NJ EDA (Anheuser-Busch Companies)                                 5.850          12/01/2030            265,911
---------------------------------------------------------------------------------------------------------------------------------
       100,000    NJ EDA (Cadbury at Cherry Hill)                                   5.500          07/01/2018            105,141
---------------------------------------------------------------------------------------------------------------------------------
        25,000    NJ EDA (Cadbury at Cherry Hill)                                   5.500          07/01/2028             25,639
---------------------------------------------------------------------------------------------------------------------------------
        25,000    NJ EDA (Cascade Corp.)                                            8.250          02/01/2026             24,650
---------------------------------------------------------------------------------------------------------------------------------
     2,505,000    NJ EDA (Cigarette Tax)                                            5.500          06/15/2024          2,627,695
---------------------------------------------------------------------------------------------------------------------------------
     3,000,000    NJ EDA (Cigarette Tax)                                            5.500          06/15/2031          3,123,480
---------------------------------------------------------------------------------------------------------------------------------
     1,500,000    NJ EDA (Cigarette Tax)                                            5.750          06/15/2029          1,594,230
---------------------------------------------------------------------------------------------------------------------------------
    10,000,000    NJ EDA (Cigarette Tax)                                            5.750          06/15/2034         10,558,900
---------------------------------------------------------------------------------------------------------------------------------
     5,985,000    NJ EDA (Continental Airlines)                                     6.250          09/15/2019          5,013,934
---------------------------------------------------------------------------------------------------------------------------------
        85,000    NJ EDA (Continental Airlines)                                     6.250          09/15/2029             67,849
---------------------------------------------------------------------------------------------------------------------------------
     2,020,000    NJ EDA (Continental Airlines)                                     6.400          09/15/2023          1,680,640
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000    NJ EDA (Continental Airlines)                                     6.625          09/15/2012          2,303,650
---------------------------------------------------------------------------------------------------------------------------------
     3,500,000    NJ EDA (Continental Airlines)                                     9.000          06/01/2033          3,586,660
---------------------------------------------------------------------------------------------------------------------------------
       100,000    NJ EDA (Courthouse Convalescent Center)                           8.700          02/01/2014            100,116
---------------------------------------------------------------------------------------------------------------------------------
       100,000    NJ EDA (Devereux Foundation)                                      5.450          05/01/2027            106,065
---------------------------------------------------------------------------------------------------------------------------------
        25,000    NJ EDA (Eastern Shore)                                            8.000          02/01/2011             24,996
---------------------------------------------------------------------------------------------------------------------------------
       160,000    NJ EDA (Elizabethtown Water Company)                              5.600          12/01/2025            165,074
---------------------------------------------------------------------------------------------------------------------------------
     4,000,000    NJ EDA (Empowerment Zone-Cumberland)                              7.750          08/01/2021          3,993,040
---------------------------------------------------------------------------------------------------------------------------------
    15,000,000    NJ EDA (Fairleigh Dickinson University), Series D                 6.000          07/01/2025         15,919,050
---------------------------------------------------------------------------------------------------------------------------------
       320,000    NJ EDA (Hackensack Water Company)                                 5.800          03/01/2024            327,168


15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                     COUPON            MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY Continued
$       25,000    NJ EDA (Hackensack Water Company)                                 5.900%         03/01/2024       $     25,532
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000    NJ EDA (Jersey Central Power & Light)                             7.100          07/01/2015          2,068,000
---------------------------------------------------------------------------------------------------------------------------------
     6,100,000    NJ EDA (JVG Properties)                                           5.375          03/01/2019          6,141,541
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000    NJ EDA (Kapkowski Road Landfill)                                  6.500          04/01/2031          2,714,300
---------------------------------------------------------------------------------------------------------------------------------
       130,000    NJ EDA (Kullman Associates)                                       6.750          07/01/2019            122,247
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    NJ EDA (Marcus L. Ward Home)                                      5.750          11/01/2024          1,049,910
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    NJ EDA (Marcus L. Ward Home)                                      5.800          11/01/2031          1,038,440
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    NJ EDA (Masonic Charity Foundation of NJ)                         5.500          06/01/2031          1,068,430
---------------------------------------------------------------------------------------------------------------------------------
       750,000    NJ EDA (Masonic Charity Foundation of NJ)                         6.000          06/01/2025            840,105
---------------------------------------------------------------------------------------------------------------------------------
        50,000    NJ EDA (Middlesex Water Company)                                  5.200          10/01/2022             50,581
---------------------------------------------------------------------------------------------------------------------------------
        70,000    NJ EDA (Middlesex Water Company)                                  5.250          10/01/2023             70,531
---------------------------------------------------------------------------------------------------------------------------------
        70,000    NJ EDA (NJ American Water Company)                                5.350          06/01/2023             70,613
---------------------------------------------------------------------------------------------------------------------------------
       240,000    NJ EDA (NJ American Water Company)                                5.350          06/01/2023            242,102
---------------------------------------------------------------------------------------------------------------------------------
        60,000    NJ EDA (NJ American Water Company)                                5.375          05/01/2032             63,463
---------------------------------------------------------------------------------------------------------------------------------
        65,000    NJ EDA (NJ American Water Company)                                5.500          06/01/2023             65,320
---------------------------------------------------------------------------------------------------------------------------------
       615,000    NJ EDA (NJ American Water Company)                                5.950          11/01/2029            641,507
---------------------------------------------------------------------------------------------------------------------------------
        85,000    NJ EDA (NJ American Water Company)                                6.000          05/01/2036             89,809
---------------------------------------------------------------------------------------------------------------------------------
     6,520,000    NJ EDA (NJ American Water Company)                                6.875          11/01/2034          6,671,720
---------------------------------------------------------------------------------------------------------------------------------
        15,000    NJ EDA (NJ Natural Gas Company)                                   5.375          08/01/2023             15,106
---------------------------------------------------------------------------------------------------------------------------------
         5,000    NJ EDA (NJ Natural Gas Company)                                   5.375          08/01/2023              5,060
---------------------------------------------------------------------------------------------------------------------------------
     1,915,000    NJ EDA (NUI Corp.)                                                5.250          11/01/2033          1,938,516
---------------------------------------------------------------------------------------------------------------------------------
        40,000    NJ EDA (NUI Corp.)                                                5.700          06/01/2032             42,033
---------------------------------------------------------------------------------------------------------------------------------
        90,000    NJ EDA (NUI Corp.)                                                6.350          10/01/2022             92,069
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000    NJ EDA (Public Schools Small Project Loan Program) 2             12.608 3        09/01/2011          2,471,760
---------------------------------------------------------------------------------------------------------------------------------
     4,605,000    NJ EDA (Public Service Electric & Gas)                            6.400          05/01/2032          4,812,686
---------------------------------------------------------------------------------------------------------------------------------
        25,000    NJ EDA (Rutgers University)                                       6.100          07/01/2014             25,572
---------------------------------------------------------------------------------------------------------------------------------
     4,335,000    NJ EDA (RWJ Hospital/CCC/RWJ
                  Health Care Corp. Obligated Group)                                6.500          07/01/2024          4,434,445
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000    NJ EDA (St. Francis Life Care Corp.)                              5.750          10/01/2023          1,950,700
---------------------------------------------------------------------------------------------------------------------------------
       480,000    NJ EDA (The Gill/St. Bernards School)                             6.000          02/01/2019            496,613
---------------------------------------------------------------------------------------------------------------------------------
       510,000    NJ EDA (The Gill/St. Bernards School)                             6.000          02/01/2020            527,366
---------------------------------------------------------------------------------------------------------------------------------
       545,000    NJ EDA (The Gill/St. Bernards School)                             6.000          02/01/2021            563,862
---------------------------------------------------------------------------------------------------------------------------------
       575,000    NJ EDA (The Gill/St. Bernards School)                             6.000          02/01/2022            593,285
---------------------------------------------------------------------------------------------------------------------------------
       610,000    NJ EDA (The Gill/St. Bernards School)                             6.000          02/01/2023            628,709
---------------------------------------------------------------------------------------------------------------------------------
       650,000    NJ EDA (The Gill/St. Bernards School)                             6.000          02/01/2024            669,955
---------------------------------------------------------------------------------------------------------------------------------
       690,000    NJ EDA (The Gill/St. Bernards School)                             6.000          02/01/2025            709,230
---------------------------------------------------------------------------------------------------------------------------------
     3,770,000    NJ EDA (Trigen-Trenton District Energy Company)                   6.200          12/01/2010          3,790,207
---------------------------------------------------------------------------------------------------------------------------------
     2,370,000    NJ EDA (United Methodist Homes of NJ)                             5.125          07/01/2025          2,174,594
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000    NJ EDA Retirement Community (Cedar Crest Village)                 7.250          11/15/2021          2,130,160
---------------------------------------------------------------------------------------------------------------------------------
     2,100,000    NJ EDA Retirement Community (Seabrook Village)                    8.000          11/15/2015          2,271,843


16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                     COUPON            MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY Continued
$    1,440,000    NJ EFA (Bloomfield College)                                       6.850%         07/01/2030       $  1,474,718
---------------------------------------------------------------------------------------------------------------------------------
     1,290,000    NJ EFA (Fairleigh Dickinson University), Series G                 5.700          07/01/2028          1,326,946
---------------------------------------------------------------------------------------------------------------------------------
     3,540,000    NJ EFA (Georgian Court College)                                   6.500          07/01/2033          3,995,633
---------------------------------------------------------------------------------------------------------------------------------
        60,000    NJ EFA (Monmouth University)                                      5.625          07/01/2013             60,406
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000    NJ EFA (Monmouth University)                                      5.800          07/01/2022          2,109,240
---------------------------------------------------------------------------------------------------------------------------------
         5,000    NJ EFA (Richard Stockton State College)                           5.350          07/01/2023              5,055
---------------------------------------------------------------------------------------------------------------------------------
       250,000    NJ EFA (St. Peter's College)                                      5.500          07/01/2027            246,410
---------------------------------------------------------------------------------------------------------------------------------
       100,000    NJ EFA (University of Medicine and Dentistry)                     5.250          12/01/2025            102,809
---------------------------------------------------------------------------------------------------------------------------------
        10,000    NJ Health Care Facilities Financing Authority
                  (Allegany Health System Obligated Group)                          5.200          07/01/2018             10,113
---------------------------------------------------------------------------------------------------------------------------------
        65,000    NJ Health Care Facilities Financing Authority
                  (Atlantic Health Systems Hospital Corp.)                          5.375          07/01/2019             70,059
---------------------------------------------------------------------------------------------------------------------------------
        85,000    NJ Health Care Facilities Financing Authority
                  (Bayonne Hospital)                                                6.250          07/01/2012             86,939
---------------------------------------------------------------------------------------------------------------------------------
        10,000    NJ Health Care Facilities Financing Authority
                  (Burdette Tomlin Memorial Hospital)                               6.500          07/01/2012             10,372
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000    NJ Health Care Facilities Financing Authority
                  (Englewood Hospital & Medical Center) RITES 2                    13.715 3        08/01/2025          2,729,720
---------------------------------------------------------------------------------------------------------------------------------
        25,000    NJ Health Care Facilities Financing Authority
                  (ONP/MHC Obiligated Group)                                        5.375          07/01/2024             27,315
---------------------------------------------------------------------------------------------------------------------------------
     2,000,000    NJ Health Care Facilities Financing Authority
                  (Raritan Bay Medical Center)                                      7.250          07/01/2014          2,109,000
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    NJ Health Care Facilities Financing Authority
                  (RWJ University Hospital)                                         5.750          07/01/2025          1,094,360
---------------------------------------------------------------------------------------------------------------------------------
        20,000    NJ Health Care Facilities Financing Authority
                  (Society of the Valley Hospital)                                  5.500          07/01/2020             22,030
---------------------------------------------------------------------------------------------------------------------------------
        20,000    NJ Health Care Facilities Financing Authority
                  (South Jersey Hospital System)                                    6.000          07/01/2032             21,392
---------------------------------------------------------------------------------------------------------------------------------
       750,000    NJ Health Care Facilities Financing Authority
                  (St. Joseph's Hospital & Medical Center)                          6.000          07/01/2026            799,688
---------------------------------------------------------------------------------------------------------------------------------
        45,000    NJ HFA                                                            5.375          11/01/2008             45,066
---------------------------------------------------------------------------------------------------------------------------------
        10,000    NJ HFA                                                            5.700          11/01/2005             10,020
---------------------------------------------------------------------------------------------------------------------------------
        10,000    NJ Higher Education Assistance Authority (Student Loans)          6.125          07/01/2015             10,026
---------------------------------------------------------------------------------------------------------------------------------
       200,000    NJ Hsg. & Mortgage Finance Agency, Series A                       5.550          05/01/2027            213,948
---------------------------------------------------------------------------------------------------------------------------------
        45,000    NJ Hsg. & Mortgage Finance Agency, Series A                       5.650          05/01/2040             48,243
---------------------------------------------------------------------------------------------------------------------------------
        75,000    NJ Hsg. & Mortgage Finance Agency, Series A                       6.000          11/01/2014             76,826
---------------------------------------------------------------------------------------------------------------------------------
       110,000    NJ Hsg. & Mortgage Finance Agency, Series A                       6.050          11/01/2020            112,643
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    NJ Hsg. & Mortgage Finance Agency, Series A                       6.250          05/01/2028          1,035,470
---------------------------------------------------------------------------------------------------------------------------------
        30,000    NJ Hsg. & Mortgage Finance Agency, Series B                       5.850          11/01/2012             32,406
---------------------------------------------------------------------------------------------------------------------------------
       100,000    NJ Hsg. & Mortgage Finance Agency, Series E1                      5.750          05/01/2025            105,831
---------------------------------------------------------------------------------------------------------------------------------
        15,000    NJ Hsg. & Mortgage Finance Agency, Series S                       5.950          10/01/2017             15,676
---------------------------------------------------------------------------------------------------------------------------------
     1,120,000    NJ Hsg. & Mortgage Finance Agency, Series U                       5.750          04/01/2018          1,175,574


17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                     COUPON            MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY Continued
$       10,000    NJ Hsg. & Mortgage Finance Agency, Series V                       5.250%         04/01/2026       $     10,315
---------------------------------------------------------------------------------------------------------------------------------
       130,000    NJ Sports & Exposition Authority, Series A                        5.200          01/01/2020            130,222
---------------------------------------------------------------------------------------------------------------------------------
       480,000    NJ Sports & Exposition Authority, Series A                        5.200          01/01/2024            480,821
---------------------------------------------------------------------------------------------------------------------------------
       300,000    NJ Tobacco Settlement Financing Corp. (TASC)                      5.375          06/01/2018            294,936
---------------------------------------------------------------------------------------------------------------------------------
    13,245,000    NJ Tobacco Settlement Financing Corp. (TASC)                      5.750          06/01/2032         12,879,438
---------------------------------------------------------------------------------------------------------------------------------
     6,580,000    NJ Tobacco Settlement Financing Corp. (TASC)                      6.000          06/01/2037          6,251,724
---------------------------------------------------------------------------------------------------------------------------------
     9,295,000    NJ Tobacco Settlement Financing Corp. (TASC)                      6.125          06/01/2042          8,863,154
---------------------------------------------------------------------------------------------------------------------------------
     2,405,000    NJ Tobacco Settlement Financing Corp. (TASC)                      6.250          06/01/2043          2,335,039
---------------------------------------------------------------------------------------------------------------------------------
       235,000    NJ Tobacco Settlement Financing Corp. (TASC)                      6.375          06/01/2032            233,769
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000    NJ Tobacco Settlement Financing Corp. (TASC)                      6.750          06/01/2039          2,543,450
---------------------------------------------------------------------------------------------------------------------------------
       800,000    NJ Tobacco Settlement Financing Corp. Fixed Receipts              6.125          06/01/2042            762,840
---------------------------------------------------------------------------------------------------------------------------------
     9,600,000    NJ Tobacco Settlement Financing Corp. RITES 2                     9.131 3        06/01/2042          8,708,064
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000    NJ Transit Corp. ROLs, Series 152                                10.281 3        09/15/2014          3,178,750
---------------------------------------------------------------------------------------------------------------------------------
        80,000    NJ Transportation Trust Fund Authority                            5.500          06/15/2015             82,498
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000    Port Authority  NY/NJ (KIAC)                                      6.750          10/01/2011          2,647,350
---------------------------------------------------------------------------------------------------------------------------------
     1,210,000    Port Authority  NY/NJ (KIAC)                                      6.750          10/01/2019          1,281,511
---------------------------------------------------------------------------------------------------------------------------------
       370,000    Port Authority  NY/NJ, 106th Series                               6.000          07/01/2016            390,491
---------------------------------------------------------------------------------------------------------------------------------
     2,305,000    Port Authority  NY/NJ, 238th Series ROLs 2                       14.877 3        12/15/2032          2,803,710
---------------------------------------------------------------------------------------------------------------------------------
        75,000    Readington-Lebanon Sewage Authority                               5.250          01/01/2013             75,545
---------------------------------------------------------------------------------------------------------------------------------
        20,000    Riverside Township GO                                             5.450          12/01/2010             20,027
---------------------------------------------------------------------------------------------------------------------------------
       100,000    Salem County Industrial Pollution Control Financing
                  Authority (Atlantic City Electric Company)                        5.600          11/01/2025            101,104
---------------------------------------------------------------------------------------------------------------------------------
       150,000    Salem County Industrial Pollution Control Financing
                  Authority (Public Service Electric & Gas)                         5.200          03/01/2025            150,819
---------------------------------------------------------------------------------------------------------------------------------
       410,000    Salem County Industrial Pollution Control Financing
                  Authority (Public Service Electric & Gas)                         5.450          02/01/2032            414,354
---------------------------------------------------------------------------------------------------------------------------------
       510,000    Salem County Pollution Control Financing Authority
                  (E.I. Dupont De Nemours)                                          6.125          07/15/2022            513,494
---------------------------------------------------------------------------------------------------------------------------------
       385,000    Salem County Pollution Control Financing Authority
                  (E.I. Dupont De Nemours)                                          6.500          11/15/2021            390,198
---------------------------------------------------------------------------------------------------------------------------------
     1,100,000    Salem County Pollution Control Financing Authority
                  (Public Service Electric & Gas)                                   5.750          04/01/2031          1,182,676
---------------------------------------------------------------------------------------------------------------------------------
       120,000    South Jersey Transit Authority (The Raytheon Company)             6.150          01/01/2022            123,546
---------------------------------------------------------------------------------------------------------------------------------
        25,000    Union County Utilities Authority
                  (Ogden Martin Systems of Union)                                   5.375          06/01/2018             26,648
---------------------------------------------------------------------------------------------------------------------------------
       100,000    Union County Utilities Authority
                  (Ogden Martin Systems of Union)                                   5.375          06/01/2019            106,590
---------------------------------------------------------------------------------------------------------------------------------
        60,000    Union County Utilities Authority
                  (Ogden Martin Systems of Union)                                   5.375          06/01/2020             63,954
                                                                                                                    -------------
                                                                                                                     200,258,005


18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                     COUPON            MATURITY         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--12.6%
$    1,450,000    Northern Mariana Islands, Series A                                6.250%         03/15/2028       $  1,508,885
---------------------------------------------------------------------------------------------------------------------------------
     3,000,000    Northern Mariana Islands, Series A                                6.750          10/01/2033          3,109,620
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Puerto Rico Electric Power Authority                              5.375          07/01/2030          1,028,470
---------------------------------------------------------------------------------------------------------------------------------
       100,000    Puerto Rico ITEMECF (Ana G. Mendez University)                    5.375          02/01/2019            104,981
---------------------------------------------------------------------------------------------------------------------------------
       500,000    Puerto Rico ITEMECF (Ana G. Mendez University)                    5.375          02/01/2029            516,885
---------------------------------------------------------------------------------------------------------------------------------
       965,000    Puerto Rico ITEMECF (Congeneration Facilities)                    6.625          06/01/2026          1,047,681
---------------------------------------------------------------------------------------------------------------------------------
       250,000    Puerto Rico ITEMECF
                  (SEAM/Hospital Espanol Auxillio Obligated Group)                  6.250          07/01/2024            257,528
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Puerto Rico Municipal Finance Agency RITES 2                      9.118 3        08/01/2015          1,286,020
---------------------------------------------------------------------------------------------------------------------------------
     6,880,000    Puerto Rico Port Authority (American Airlines), Series A          6.250          06/01/2026          4,864,986
---------------------------------------------------------------------------------------------------------------------------------
       110,000    Puerto Rico Port Authority (American Airlines), Series A          6.300          06/01/2023             77,776
---------------------------------------------------------------------------------------------------------------------------------
        15,000    Puerto Rico Port Authority, Series D                              6.000          07/01/2021             15,086
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    Puerto Rico Public Buildings Authority, Series D                  5.125          07/01/2024          1,061,010
---------------------------------------------------------------------------------------------------------------------------------
       340,000    University of Puerto Rico, Series O                               5.375          06/01/2030            346,219
---------------------------------------------------------------------------------------------------------------------------------
       150,000    University of V.I. , Series A                                     5.250          12/01/2023            158,058
---------------------------------------------------------------------------------------------------------------------------------
       210,000    University of V.I. , Series A                                     5.375          06/01/2034            220,859
---------------------------------------------------------------------------------------------------------------------------------
     1,000,000    University of V.I. , Series A                                     6.000          12/01/2024          1,091,760
---------------------------------------------------------------------------------------------------------------------------------
        40,000    University of V.I. , Series A                                     6.250          12/01/2029             43,772
---------------------------------------------------------------------------------------------------------------------------------
       105,000    V.I.  Hsg. Finance Authority, Series A                            6.500          03/01/2025            107,187
---------------------------------------------------------------------------------------------------------------------------------
     5,000,000    V.I.  Public Finance Authority (Hovensa Coker)                    6.500          07/01/2021          5,490,600
---------------------------------------------------------------------------------------------------------------------------------
       525,000    V.I.  Public Finance Authority, Series A                          6.125          10/01/2029            597,534
---------------------------------------------------------------------------------------------------------------------------------
     1,515,000    V.I.  Public Finance Authority, Series A                          6.375          10/01/2019          1,753,552
---------------------------------------------------------------------------------------------------------------------------------
       300,000    V.I.  Public Finance Authority, Series E                          5.875          10/01/2018            311,838
---------------------------------------------------------------------------------------------------------------------------------
     2,500,000    V.I.  Public Finance Authority, Series E                          6.000          10/01/2022          2,574,250
---------------------------------------------------------------------------------------------------------------------------------
       290,000    V.I.  Water & Power Authority                                     5.300          07/01/2018            297,998
---------------------------------------------------------------------------------------------------------------------------------
       175,000    V.I.  Water & Power Authority                                     5.300          07/01/2021            177,456
                                                                                                                    -------------
                                                                                                                      28,050,011

---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $218,667,325)--102.2%                                                             228,308,016
---------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(2.2%)                                                                        (4,826,789)
                                                                                                                    -------------
 NET ASSETS--100.0%                                                                                                 $223,481,227
                                                                                                                    =============


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. When-issued security or forward commitment to be delivered and settled after January 31, 2005. See Note 1 of Notes to Financial Statements.
2. Illiquid security. The aggregate value of illiquid securities as of January 31, 2005 was $21,178,024, which represents 9.48% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.
3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.


19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

 CCC        Continuing Care Center
 EDA        Economic Development Authority
 EFA        Educational Facilities Authority
 GO         General Obligation
 HFA        Housing Finance Agency/Authority
 ITEMECF    Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
 MHC        Meridian Hospitals Corporation
 NY/NJ      New York/New Jersey
 ONP        Ocean Nursing Pavillion, Inc.
 PA/NJ      Pennsylvania/New Jersey
 RITES      Residual Interest Tax Exempt Security
 ROLs       Residual Option Longs
 RWJ        Robert Wood Johnson
 SEAM       Sociedad Espanola de Auxilio Mutuo
 TASC       Tobacco Settlement Asset-Backed Bonds
 V.I.       United States Virgin Islands

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  January 31, 2005
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                              VALUE          PERCENT
--------------------------------------------------------------------------------
 Tobacco Settlements                            $ 42,872,414             18.8%
 Higher Education                                 27,748,373             12.2
 Sales Tax Revenue                                25,483,157             11.2
 Airlines                                         17,693,582              7.7
 Hospital/Health Care                             13,983,188              6.1
 Pollution Control                                13,055,931              5.7
 Adult Living Facilities                          12,624,298              5.5
 Electric Utilities                               12,338,673              5.4
 Marine/Aviation Facilities                       11,182,722              4.9
 Water Utilities                                   8,483,420              3.7
 Education                                         6,660,780              2.9
 Manufacturing, Non-Durable Goods                  6,407,452              2.8
 Resource Recovery                                 4,879,792              2.1
 Gas Utilities                                     4,716,184              2.1
 General Obligation                                4,431,100              1.9
 Manufacturing, Durable Goods                      4,263,483              1.9
 Municipal Leases                                  4,259,882              1.9
 Special Tax                                       2,714,300              1.2
 Multifamily Housing                               1,766,034              0.8
 Single Family Housing                             1,308,752              0.6
 Student Loans                                       742,900              0.3
 Sports Facility Revenue                             611,043              0.3
 Sewer Utilities                                      80,556              0.0
                                                ------------------------------
 Total                                          $228,308,016            100.0%
                                                ==============================




20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  January 31, 2005
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATINGS                                                                PERCENT
--------------------------------------------------------------------------------
 AAA                                                                      19.4%
 AA                                                                        2.0
 A                                                                        11.0
 BBB                                                                      50.7
 BB                                                                        2.4
 B                                                                         5.5
 CCC                                                                       2.2
 Not Rated                                                                 6.8
                                                                         ------
 Total                                                                   100.0%
                                                                         ======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 January 31, 2005
------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------
 Investments, at value (cost $218,667,325)--see accompanying statement of investments    $228,308,016
------------------------------------------------------------------------------------------------------
 Cash                                                                                       2,202,755
------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                   3,238,016
 Shares of beneficial interest sold                                                         1,510,770
 Investments sold                                                                              10,019
 Other                                                                                          7,714
                                                                                         -------------
 Total assets                                                                             235,277,290

------------------------------------------------------------------------------------------------------
 LIABILITIES
------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Payable to conduit lender (See Note 6)                                                     6,000,000
 Investments purchased (including $3,117,273 purchased on a when-issued
 basis or forward commitment)                                                               5,274,102
 Dividends                                                                                    218,160
 Shares of beneficial interest redeemed                                                       197,172
 Shareholder communications                                                                    28,630
 Distribution and service plan fees                                                            27,147
 Trustees' compensation                                                                        20,258
 Transfer and shareholder servicing agent fees                                                  8,705
 Interest expense                                                                               2,404
 Other                                                                                         19,485
                                                                                         -------------
 Total liabilities                                                                         11,796,063

------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                              $223,481,227
                                                                                         =============

------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                         $217,217,080
------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                          1,153,992
------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                              (4,530,536)
------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                 9,640,691
                                                                                         -------------
 NET ASSETS                                                                              $223,481,227
                                                                                         =============




22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $127,844,770 and 11,083,656 shares of beneficial interest outstanding)                        $11.53
 Maximum offering price per share (net asset value plus sales charge of 4.75%
 of offering price)                                                                            $12.10
------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,653,102
 and 4,992,573 shares of beneficial interest outstanding)                                      $11.55
------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $37,983,355
 and 3,290,802 shares of beneficial interest outstanding)                                      $11.54



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended January 31, 2005
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                              $ 6,498,953

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                           584,037
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                    80,004
 Class B                                                                   246,071
 Class C                                                                   135,805
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    28,103
 Class B                                                                    15,375
 Class C                                                                     8,391
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                     4,371
 Class B                                                                     3,275
 Class C                                                                     1,578
-----------------------------------------------------------------------------------
 Interest expense                                                          114,702
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                 6,512
-----------------------------------------------------------------------------------
 Trustees' compensation                                                      3,376
-----------------------------------------------------------------------------------
 Other                                                                      27,727
                                                                       ------------
 Total expenses                                                          1,259,327
 Less reduction to custodian expenses                                       (1,687)
 Less payments and waivers of expenses                                    (195,034)
                                                                       ------------
 Net expenses                                                            1,062,606

-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                   5,436,347

-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
 Net realized gain on investments                                           61,794
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments    13,295,869

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $18,794,010
                                                                       ============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS          YEAR
                                                               ENDED         ENDED
                                                    JANUARY 31, 2005      JULY 31,
                                                         (UNAUDITED)          2004
-----------------------------------------------------------------------------------
 OPERATIONS
-----------------------------------------------------------------------------------
 Net investment income                                  $  5,436,347  $  8,903,069
-----------------------------------------------------------------------------------
 Net realized gain (loss)                                     61,794      (115,750)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     13,295,869     1,690,070
                                                        ---------------------------
 Net increase in net assets resulting from operations     18,794,010    10,477,389

-----------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                  (3,310,474)   (4,669,052)
 Class B                                                  (1,434,803)   (2,635,363)
 Class C                                                    (786,775)   (1,060,217)

-----------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                  26,150,336    31,512,135
 Class B                                                   2,585,596     3,381,161
 Class C                                                  12,146,331     5,810,614

-----------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------
 Total increase                                           54,144,221    42,816,667
-----------------------------------------------------------------------------------
 Beginning of period                                     169,337,006   126,520,339
                                                        ---------------------------
 End of period (including accumulated net investment
 income of $1,153,992 and $1,249,697, respectively)     $223,481,227  $169,337,006
                                                        ===========================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

 For the Six Months Ended January 31, 2005
-----------------------------------------------------------------------------------
 CASH FLOWS FROM OPERATING ACTIVITIES
-----------------------------------------------------------------------------------
 Net increase in net assets from operations                           $ 18,794,010
-----------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
 Purchase of investment securities                                     (41,921,217)
 Proceeds from disposition of investment securities                     15,656,184
 Increase in interest receivable                                          (257,571)
 Increase in other assets                                                   (2,608)
 Decrease in payable for accrued expenses                                   (9,855)
 Premium amortization                                                      398,503
 Discount amortization                                                     (42,142)
 Realized gain on securities                                               (61,794)
 Unrealized appreciation (depreciation) on securities                  (13,295,869)
                                                                      -------------
 Net cash used in operating activities                                 (20,742,359)

-----------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES
-----------------------------------------------------------------------------------
 Proceeds from issuance of debt                                         37,900,000
 Payment on outstanding debt                                           (50,200,000)
 Proceeds from shares sold                                              53,445,663
 Payment on shares redeemed                                            (16,320,985)
 Cash distributions paid                                                (2,340,442)
                                                                      -------------
 Net cash provided by financing activities                              22,484,236

-----------------------------------------------------------------------------------
 Net increase in cash                                                    1,741,877
-----------------------------------------------------------------------------------
 Cash, beginning balance                                                   460,878
                                                                      -------------
 Cash, ending balance                                                 $  2,202,755
                                                                      =============


 Supplemental disclosure of cash flow information:
 Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $3,090,241.
 Cash paid for interest on bank borrowings--$107,934.


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                               SIX MONTHS                                                                 YEAR
                                                    ENDED                                                                ENDED
                                         JANUARY 31, 2005                                                             JULY 31,
 CLASS A                                      (UNAUDITED)        2004            2003         2002           2001         2000
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $10.76      $10.51          $10.99       $10.89         $10.36       $11.21
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .33 1       .67             .67          .53            .55          .53
 Net realized and unrealized gain (loss)              .78         .23            (.52)         .08            .51         (.82)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                    1.11         .90             .15          .61           1.06         (.29)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                (.34)       (.65)           (.63)        (.51)          (.53)        (.55)
 Distributions from net realized gain                  --          --              --           --             --         (.01)
---------------------------------------------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.34)       (.65)           (.63)        (.51)          (.53)        (.56)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $11.53      $10.76          $10.51       $10.99         $10.89       $10.36
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                 10.41%       8.63%           1.21%        5.79%         10.42%       (2.47)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $127,845     $94,214         $61,825      $47,305        $39,185      $31,937
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $109,675     $78,828         $54,811      $42,809        $35,710      $35,286
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                               5.88%       6.28%           6.24%        4.88%          5.08%        5.26%
 Total expenses                                      0.95%       0.98%           1.02%        0.84%          0.87%        1.09%
 Expenses after payments and waivers and
 reduction to custodian expenses                     0.75%       0.78%           0.82%        0.63% 4        0.67% 4      0.79% 4
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                1%         25%             93%          26%            27%         101%



1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                 YEAR
                                                    ENDED                                                                ENDED
                                         JANUARY 31, 2005                                                             JULY 31,
 CLASS B                                      (UNAUDITED)        2004            2003         2002           2001         2000
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $10.78      $10.52          $11.00       $10.90         $10.37       $11.21
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .29 1       .60             .59          .45            .47          .47
 Net realized and unrealized gain (loss)              .77         .23            (.53)         .08            .51         (.83)
                                                   ------------------------------------------------------------------------------
 Total from investment operations                    1.06         .83             .06          .53            .98         (.36)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                (.29)       (.57)           (.54)        (.43)          (.45)        (.47)
 Distributions from net realized gain                  --          --              --           --             --         (.01)
                                                   ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.29)       (.57)           (.54)        (.43)          (.45)        (.48)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $11.55      $10.78          $10.52       $11.00         $10.90       $10.37
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                  9.98%       7.92%           0.46%        4.99%          9.58%       (3.11)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $57,653     $51,329         $46,912      $43,888        $39,164      $35,338
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $54,414     $50,920         $45,226      $41,532        $36,447      $38,064
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                               5.15%       5.54%           5.46%        4.12%          4.34%        4.50%
 Total expenses                                      1.72%       1.73%           1.78%        1.60%          1.62%        1.85%
 Expenses after payments and waivers and
 reduction to custodian expenses                     1.52%       1.53%           1.58%        1.39% 4        1.42% 4      1.55% 4
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                1%         25%             93%          26%            27%         101%


1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


28  | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                               SIX MONTHS                                                                 YEAR
                                                    ENDED                                                                ENDED
                                         JANUARY 31, 2005                                                             JULY 31,
 CLASS C                                      (UNAUDITED)        2004            2003         2002           2001         2000
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $10.77      $10.51          $10.99       $10.89         $10.36       $11.21
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .29 1       .59             .59          .44            .47          .46
 Net realized and unrealized gain (loss)              .77         .24            (.53)         .09            .51         (.83)
                                                   ------------------------------------------------------------------------------
 Total from investment operations                    1.06         .83             .06          .53            .98         (.37)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                (.29)       (.57)           (.54)        (.43)          (.45)        (.47)
 Distributions from net realized gain                  --          --              --           --             --         (.01)
                                                   ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.29)       (.57)           (.54)        (.43)          (.45)        (.48)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $11.54      $10.77          $10.51       $10.99         $10.89       $10.36
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                  9.98%       7.91%           0.45%        4.99%          9.59%       (3.20)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $37,983     $23,795         $17,784      $12,664         $8,622       $7,142
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $30,074     $20,470         $16,770      $ 9,831         $7,301       $8,198
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                               5.08%       5.53%           5.49%        4.10%          4.33%        4.51%
 Total expenses                                      1.71%       1.73%           1.78%        1.60%          1.62%        1.85%
 Expenses after payments and waivers and
 reduction to custodian expenses                     1.51%       1.53%           1.58%        1.39% 4        1.42% 4      1.55% 4
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                1%         25%             93%          26%            27%         101%


1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
 SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2005, the Fund had purchased $3,117,273 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $21,178,024 as of January 31, 2005. Including the effect of leverage, inverse floaters represent 14.34% of the Fund's total assets as of January 31, 2005.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of January 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $4,530,539 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2005, it is estimated that the Fund will utilize $61,794 of capital loss carryforward to offset realized capital gains. During the year ended July 31, 2004, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

 As of July 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2009        $2,925,051
                              2010         1,551,532
                              2012           115,750
                                          ----------
                              Total       $4,592,333
                                          ==========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2005, the Fund's projected benefit obligations were increased by $1,010 and payments of $1,487 were made to retired trustees, resulting in an accumulated liability of $15,786 as of January 31, 2005.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
 Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                   SIX MONTHS ENDED JANUARY 31, 2005      YEAR ENDED JULY 31, 2004
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS A
 Sold                        2,803,877   $31,428,227      4,157,479   $ 45,439,740
 Dividends and/or
 distributions reinvested      164,723     1,849,515        237,670      2,588,895
 Redeemed                     (637,686)   (7,127,406)    (1,526,995)   (16,516,500)
                             ------------------------------------------------------
 Net increase                2,330,914   $26,150,336      2,868,154   $ 31,512,135
                             ======================================================

-----------------------------------------------------------------------------------
 CLASS B
 Sold                          755,351   $ 8,459,843      1,428,513   $ 15,622,837
 Dividends and/or
 distributions reinvested       73,925       830,540        142,239      1,552,924
 Redeemed                     (600,055)   (6,704,787)    (1,267,677)   (13,794,600)
                             ------------------------------------------------------
 Net increase                  229,221   $ 2,585,596        303,075   $  3,381,161
                             ======================================================


33 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST Continued

                   SIX MONTHS ENDED JANUARY 31, 2005      YEAR ENDED JULY 31, 2004
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS C
 Sold                        1,262,700   $14,174,119      1,043,074    $11,511,732
 Dividends and/or
 distributions reinvested       36,471       410,186         54,414        593,732
 Redeemed                     (217,580)   (2,437,974)      (579,840)    (6,294,850)
                             ------------------------------------------------------
 Net increase                1,081,591   $12,146,331        517,648    $ 5,810,614
                             ======================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2005, were $24,522,277 and $1,452,900, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $51,059 to OFS for services to the Fund.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


34 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2005 for Class B and Class C shares were $2,034,852 and $517,399, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A         CLASS B        CLASS C
                          CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED       DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
 SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 January 31, 2005         $94,046            $250         $45,523         $9,546

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily agreed to waive a portion of its management fee so the management fees will not exceed 0.40% of average annual net assets for each class of shares. During the six months ended January 31, 2005, the Manager waived $195,034 of its management fees. This voluntary undertaking is expected to remain in effect indefinitely, however it may be amended or withdrawn by the Manager at anytime without notice to shareholders.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


35 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 6. BORROWINGS
 The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.4038% as of January 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.
    For the six month period ended January 31, 2005, the average daily loan balance was $8,658,696 at an average daily interest rate of 2.611%. The Fund had borrowings outstanding of $6,000,000 at January 31, 2005 at an interest rate of 2.4038%. The Fund had gross borrowings and gross loan repayments of $37,900,000 and $50,200,000, respectively, during the six months ended January 31, 2005. The maximum amount of borrowings outstanding at any month-end during the six month period ended January 31, 2005 was $19,400,000. The Fund paid $1,228 in fees and $107,934 in interest during the six months ended January 31, 2005.


--------------------------------------------------------------------------------
 7. LITIGATION
 A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended onMarch 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the


36 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.
    The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


37 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


38 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer New Jersey Municipal Fund

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005